Schedule of Previously Issued Consolidated Statements of Income and Comprehensive Income (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Net Income	$ (205,612)		$ (229,216)		$ 260,283	$ 938,544	$ 54,671		$ 709,328		$ 386,128		$ 323,193
Comprehensive Income	$ (205,612)		$ (229,216)				$ 54,671		$ 709,328		$ 386,128		$ 323,193
Earnings per common share
Basic	$ (0.02)	[1]	$ (0.02)	[1]			$ 0.01	[1]	$ 0.07	[1]	$ 0.04	[2]	$ 0.03	[2]
Diluted	$ (0.02)	[1]	$ (0.02)	[1]			$ 0.01	[1]	$ 0.07	[1]	$ 0.04	[2]	$ 0.03	[2]
Previously Reported [Member]
Net Income											$ 413,420		$ 341,185
Comprehensive Income											$ 413,420		341,185
Earnings per common share
Basic											$ 0.08
Diluted											$ 0.08
Revision of Prior Period, Adjustment [Member]
Net Income											$ (27,292)		(17,992)
Comprehensive Income											$ (27,292)		$ (17,992)
Earnings per common share
Basic											$ (0.01)
Diluted											(0.01)
Revised [Member]
Earnings per common share
Basic											0.07
Diluted											$ 0.07

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).
[2]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).